Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31
	2021		2020
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$20,780	$20,780	$18,752	$18,752
Restricted cash	39	39	37	37
Short-term investments	29,186	29,186	29,054	29,054
Long-term investments	992	992	992	992